Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of debt

In millions		Maturity	US dollar- denominated amount		December 31,	2019	2018
Notes and debentures (1)
Canadian National series:
2.40%	2-year notes (2)	Feb 3, 2020	US$	300		$390	$409
2.75%	7-year notes (2)	Feb 18, 2021				250	250
2.85%	10-year notes (2)	Dec 15, 2021	US$	400		520	546
2.25%	10-year notes (2)	Nov 15, 2022	US$	250		325	341
7.63%	30-year debentures	May 15, 2023	US$	150		195	205
2.95%	10-year notes (2)	Nov 21, 2024	US$	350		455	477
2.80%	10-year notes (2)	Sep 22, 2025				350	350
2.75%	10-year notes (2)	Mar 1, 2026	US$	500		649	682
6.90%	30-year notes (2)	Jul 15, 2028	US$	475		617	648
3.20%	10-year notes (2)	Jul 31, 2028				350	350
3.00%	10-year notes (2)	Feb 8, 2029				350	—
7.38%	30-year debentures (2)	Oct 15, 2031	US$	200		260	273
6.25%	30-year notes (2)	Aug 1, 2034	US$	500		649	682
6.20%	30-year notes (2)	Jun 1, 2036	US$	450		585	614
6.71%	Puttable Reset Securities PURSSM (2)	Jul 15, 2036	US$	250		325	341
6.38%	30-year debentures (2)	Nov 15, 2037	US$	300		390	409
3.50%	30-year notes (2)	Nov 15, 2042	US$	250		325	341
4.50%	30-year notes (2)	Nov 7, 2043	US$	250		325	341
3.95%	30-year notes (2)	Sep 22, 2045				400	400
3.20%	30-year notes (2)	Aug 2, 2046	US$	650		844	886
3.60%	30-year notes (2)	Aug 1, 2047				500	500
3.65%	30-year notes (2)	Feb 3, 2048	US$	600		779	818
3.60%	30-year notes (2)	Jul 31, 2048				450	450
4.45%	30-year notes (2)	Jan 20, 2049	US$	650		844	886
3.60%	30-year notes (2)	Feb 8, 2049				450	—
3.05%	30-year notes (2)	Feb 8, 2050				450	—
4.00%	50-year notes (2)	Sep 22, 2065				100	100

Illinois Central series:
7.70%	100-year debentures	Sep 15, 2096	US$	125		162	170
BC Rail series:
Non-interest bearing 90-year subordinated notes (3)		Jul 14, 2094				842	842
Total notes and debentures						13,131	12,311
Other
Commercial paper						1,277	1,175
Accounts receivable securitization						200	—
Finance lease liabilities and other (4)						138	29
Total debt, gross						14,746	13,515
Net unamortized discount and debt issuance costs (3)						(950)	(946)
Total debt (5)						13,796	12,569
Less: Current portion of long-term debt						1,930	1,184
Total long-term debt						$11,866	$11,385

(1)	The Company's notes and debentures are unsecured.

(2)
The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.

(3)
As at December 31, 2019, these notes were recorded as a discounted debt of $12 million (2018 - $12 million) using an imputed interest rate of 5.75% (2018 - 5.75%). The discount of $830 million (2018 - $830 million) is included in Net unamortized discount and debt issuance costs.

(4)	Includes $4 million of equipment loans in 2019.
(5)
See Note 20 - Financial instruments for the fair value of debt.

Schedule of issuances and repayments of commercial paper
The following table provides a summary of cash flows associated with the issuance and repayment of commercial paper:

In millions	Year ended December 31,	2019	2018	2017
Commercial paper with maturities less than 90 days
Issuance		$5,069	$8,292	$4,539
Repayment		(5,141)	(8,442)	(4,160)
Change in commercial paper with maturities less than 90 days, net		$(72)	$(150)	$379
Commercial paper with maturities of 90 days or greater
Issuance		$2,115	$1,135	$—
Repayment		(1,902)	(886)	—
Change in commercial paper with maturities of 90 days or greater, net		$213	$249	$—
Change in commercial paper, net		$141	$99	$379

Schedule of debt maturities
The following table provides the debt maturities, excluding finance lease liabilities, as at December 31, 2019, for the next five years and thereafter:

In millions	Debt (1)
2020	$1,871
2021	761
2022	317
2023	187
2024	447
2025 and thereafter	10,079
Total	$13,662
Finance lease liabilities (2)	134
Total debt	$13,796

(1)	Presented net of unamortized discounts and debt issuance costs.

(2)	See Note 10 - Leases for maturities of finance lease liabilities.

Schedule of accounts receivable securitization
The following table provides a summary of cash flows associated with the proceeds received and repayment of the accounts receivable securitization program:

In millions	Year ended December 31,	2019	2018	2017
Beginning of year		$—	$421	$—
Proceeds received		420	530	423
Repayment		(220)	(950)	—
Foreign exchange		—	(1)	(2)
End of year		$200	$—	$421

Schedule of US dollar-denominated debt

In millions	December 31,		2019		2018
Notes and debentures		US$	6,650	US$	6,650
Commercial paper			983		862
Finance lease liabilities and other			74		21
Total amount of US dollar-denominated debt in US$		US$	7,707	US$	7,533
Total amount of US dollar-denominated debt in C$			$10,011		$10,273